Equity Incentive Plan (Details)	12 Months Ended
Dec. 31, 2021 USD ($) shares
Share-based Payment Arrangement [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	2,042,578
Equity incentive plan annual increase	10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	404,000
Employee Stock Purchase Plan, Shares Authorized	37,500
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount | $	$ 200,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term	5 months